CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 62,053	¥ 48,254	¥ 109,027	¥ 117,898
Cumulative translation adjustments:
Cumulative translation adjustments	(13,794)	(23,170)	(95,129)	(2,621)
Deferred income taxes	1,204	(17,289)	5,882	(17,529)
Total	(12,590)	(40,459)	(89,247)	(20,150)
Defined benefit pension plans:
Pension liability adjustment	425	(21)	92	(543)
Deferred income taxes	(138)	12	(81)	342
Total	287	(9)	11	(201)
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(6,430)	(4,382)	(8,492)	(4,417)
Deferred income taxes	1,774	1,246	1,345	1,166
Total	(4,656)	(3,136)	(7,147)	(3,251)
Own credit adjustments:
Own credit adjustments	(1,840)		(19,093)
Deferred income taxes	(2)		2,920
Total	(1,842)		(16,173)
Total other comprehensive income (loss)	(18,801)	(43,604)	(112,556)	(23,602)
Comprehensive income (loss)	43,252	4,650	(3,529)	94,296
Less: Comprehensive income (loss) attributable to noncontrolling interests	(160)	580	(877)	2,060
Comprehensive income (loss) attributable to NHI shareholders	¥ 43,412	¥ 4,070	¥ (2,652)	¥ 92,236